Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Basis of Presentation

2. Liquidity and Basis of Presentation

The Company has a limited operating history and the sales and income potential of its business and market are unproven. As of September 30, 2019, the Company has an accumulated deficit of $33.4 million and has experienced net losses each year since its inception. The Company anticipates that it will continue to incur net losses into the foreseeable future and will need to raise additional capital to continue. The Company’s cash is not sufficient to fund its operations for a 12 month period from the date of these financial statements. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management’s plan includes raising funds from outside investors. However, there is no assurance that outside funding will be available to the Company, outside funding will be obtained on favorable terms or will provide the Company with sufficient capital to meet its objectives. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

2. Liquidity and Going Concern

The Company has a limited operating history and the sales and income potential of its business and market are unproven. As of December 31, 2018, the Company has an accumulated deficit of $29.8 million and has experienced net losses each year since its inception. The Company anticipates that it will continue to incur net losses into the foreseeable future and will need to raise additional capital to continue. The Company’s cash is not sufficient to fund its operations through March 2020. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date of the filing of this Form 10-K.

Management’s plan includes raising funds from outside investors. However, there is no assurance that outside funding will be available to the Company, outside funding will be obtained on favorable terms or will provide the Company with sufficient capital to meet its objectives. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.